Schedule of Investments PIMCO Corporate & Income Opportunity Fund	October 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 25.1%
Academy Sport & Outdoors TBD% due 10/28/2027 «		$3,600	$3,564
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		16,488	16,048
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		160	158
Alphabet Holding Co., Inc. 3.648% (LIBOR03M + 3.500%) due 09/26/2024 ~		97	94
Ancestry.com Operations, Inc.
4.400% (LIBOR03M + 4.250%) due 08/27/2026 ~		2,282	2,281
4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		99	99
API Group, Inc. 5.500% (LIBOR03M + 2.500%) due 10/01/2026 ~		99	97
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~		34	34
Axalta Coating Systems U.S. Holdings, Inc. 1.970% (LIBOR03M + 1.750%) due 06/01/2024 ~		324	315
Banijay Entertainment S.A.S 3.890% (LIBOR03M + 3.750%) due 03/01/2025 «~		32	31
Bausch Health Cos., Inc.
2.899% (LIBOR03M + 2.750%) due 11/27/2025 ~		120	117
3.149% (LIBOR03M + 3.000%) due 06/02/2025 ~		328	321
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 01/14/2027 ~	EUR	2,000	2,263
BWAY Holding Co. 3.480% (LIBOR03M + 3.250%) due 04/03/2024 ~		$1,035	971
Caesars Resort Collection LLC
2.898% (LIBOR03M + 2.750%) due 12/23/2024 ~		13,344	12,549
4.648% - 4.651% (LIBOR03M + 4.500%) due 07/21/2025 ~		1,600	1,552
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		1,496	1,507
CenturyLink, Inc. 2.398% (LIBOR03M + 2.250%) due 03/15/2027 ~		1,620	1,563
Charter Communications Operating LLC 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~		357	349
Chobani LLC TBD% due 10/20/2027		1,000	994
Clear Channel Outdoor Holdings, Inc. 3.666% - 3.714% (LIBOR03M + 3.500%) due 08/21/2026 ~		99	91
CommScope, Inc. 3.398% (LIBOR03M + 3.250%) due 04/06/2026 ~		198	191
Delta Air Lines, Inc. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	998
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		12,149	10,934
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	2,646	1,729
DTEK Investments Ltd. 5.750% (LIBOR03M + 5.000%) due 06/30/2023 «~		$1,945	1,091
Emerald TopCo, Inc. 3.648% - 3.714% (LIBOR03M + 3.500%) due 07/24/2026 ~		231	223
Encina Private Credit LLC TBD% - 4.627% (LIBOR03M + 3.627%) due 11/30/2025 «~µ		32,000	32,000
Envision Healthcare Corp. 3.898% (LIBOR03M + 3.750%) due 10/10/2025 ~		39,224	28,231
EyeCare Partners LLC
3.750% due 02/18/2027 µ		23	22
3.898% (LIBOR03M + 3.750%) due 02/18/2027 ~		100	95
Fly Funding SARL 6.237% (LIBOR03M + 6.000%) due 10/08/2025 «~		11,500	11,097
Forbes Energy Services LLC TBD% due 04/13/2021 «		1,074	961
Forest City Enterprises LP 3.648% (LIBOR03M + 3.500%) due 12/08/2025 ~		295	287
Froneri International PLC 2.625% (EUR003M + 2.625%) due 01/31/2027 ~	EUR	1,900	2,162
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~		$20,340	20,014
Graham Packaging Co., Inc. 4.500% (LIBOR03M + 3.750%) due 08/04/2027 ~		3,600	3,572
iHeartCommunications, Inc. 3.148% (LIBOR03M + 3.000%) due 05/01/2026 ~		4,826	4,541

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	4,960	5,616
Ingersoll Rand Co. Ltd. 1.898% (LIBOR03M + 1.750%) due 03/01/2027 ~		$112	109
Innophos, Inc. 3.648% (LIBOR03M + 3.500%) due 02/07/2027 ~		48	47
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		752	766
8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,180	3,207
8.750% (PRIME + 5.500%) due 01/02/2024 ~		100	101
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		1,852	1,767
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		47	45
LogMeIn, Inc. 4.890% (LIBOR03M + 4.750%) due 08/31/2027 ~		5,200	5,050
McDermott Technology Americas, Inc. 3.145% (LIBOR03M + 3.000%) due 06/30/2024 «~		189	156
McDermott Technology Americas, Inc. (1.148% Cash and 3.000% PIK) 4.148% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)		1,981	1,300
MH Sub LLC 3.648% (LIBOR03M + 3.500%) due 09/13/2024 ~		213	207
Milano Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~		12,600	12,403
Nascar Holdings, Inc. 2.902% (LIBOR03M + 2.750%) due 10/19/2026 ~		146	143
NCI Building Systems, Inc. 3.895% (LIBOR03M + 3.750%) due 04/12/2025 ~		286	282
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		12,068	12,596
Nielsen Finance LLC
3.750% (EUR003M + 3.750%) due 06/04/2025 ~	EUR	995	1,160
4.750% (LIBOR03M + 3.750%) due 06/04/2025 ~		$995	995
Ortho-Clinical Diagnostics S.A. 3.390% (LIBOR03M + 3.250%) due 06/30/2025 ~		12,222	11,843
Pacific Drilling S.A. TBD% due 10/30/2025		133	0
Parexel International Corp. 2.898% (LIBOR03M + 2.750%) due 09/27/2024 ~		18,188	17,491
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		23,068	22,910
Playtika Holding Corp. 7.000% (LIBOR03M + 6.000%) due 12/10/2024 ~		7,585	7,606
Prestige Brands, Inc. 2.148% (LIBOR03M + 2.000%) due 01/26/2024 ~		82	82
PUG LLC 3.648% (LIBOR03M + 3.500%) due 02/12/2027 ~		6,824	5,997
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	992	1,140
3.398% (LIBOR03M + 3.250%) due 10/01/2025 ~		$1,481	1,462
RegionalCare Hospital Partners Holdings, Inc. 3.898% (LIBOR03M + 3.750%) due 11/16/2025 ~		100	97
SBA Senior Finance LLC 1.900% (LIBOR03M + 1.750%) due 04/11/2025 ~		489	475
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		2,335	2,228
Sequa Mezzanine Holdings LLC (5.000% Cash and 6.750% PIK) 11.750% (LIBOR03M + 4.000%) due 04/28/2024 «~(d)		5,598	4,479
Sinclair Television Group, Inc. 2.650% (LIBOR03M + 2.500%) due 09/30/2026 ~		128	124
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		295	294
Starfruit Finco BV 3.145% (LIBOR03M + 3.000%) due 10/01/2025 ~		455	442
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		5,373	5,396
Summer (BC) Holdco B SARL 5.001% (LIBOR03M + 4.750%) due 12/04/2026 ~		7,694	7,401
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		14,376	11,273
TransDigm, Inc. 2.398% (LIBOR03M + 2.250%) due 08/22/2024 ~		581	548
U.S. Renal Care, Inc. 5.188% (LIBOR03M + 5.000%) due 06/26/2026 ~		3,118	3,000
Valaris PLC TBD% due 08/17/2021 «		44	44
Veritas US, Inc. 6.500% (LIBOR03M + 5.500%) due 09/01/2025 ~		12,000	11,752
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 ~		678	631
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		3,293	1,647
Whatabrands LLC 2.897% (LIBOR03M + 2.750%) due 07/31/2026 ~		47	45
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		5,928	5,617

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

Zayo Group Holdings, Inc.
3.148% (LIBOR03M + 3.000%) due 03/09/2027 ~		498	481
3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	995	1,133
Total Loan Participations and Assignments (Cost $347,293)			334,734
CORPORATE BONDS & NOTES 81.6%
BANKING & FINANCE 20.8%
Ally Financial, Inc. 8.000% due 11/01/2031 (m)		$5,957	8,177
Ambac LSNI LLC 6.000% due 02/12/2023 •		990	986
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	3,800	4,349
3.625% due 09/24/2024		100	118
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,600	468
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)		$4,456	4,662
Barclays Bank PLC 7.625% due 11/21/2022 (m)		10,650	11,736
Barclays PLC
7.125% due 06/15/2025 •(j)	GBP	2,200	2,996
7.750% due 09/15/2023 •(j)		$2,000	2,063
7.875% due 09/15/2022 •(j)	GBP	4,625	6,153
8.000% due 06/15/2024 •(j)		$1,000	1,073
BGC Partners, Inc.
4.375% due 12/15/2025 (m)		5,300	5,450
5.375% due 07/24/2023 (m)		490	521
BNP Paribas S.A. 7.625% due 03/30/2021 •(j)		200	203
Brookfield Finance, Inc. 4.700% due 09/20/2047 (m)		464	538
Cantor Fitzgerald LP
4.875% due 05/01/2024		64	70
6.500% due 06/17/2022 (m)		10,000	10,799
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		6	2
5.950% due 12/15/2026 ^(e)		4,986	1,882
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)(m)		400	442
Credit Suisse Group AG
7.250% due 09/12/2025 •(j)		200	217
7.500% due 07/17/2023 •(j)		600	637
7.500% due 12/11/2023 •(j)(m)		2,336	2,544
CyrusOne LP 2.150% due 11/01/2030		1,000	965
Deutsche Bank AG
1.625% due 01/20/2027	EUR	300	354
1.750% due 01/17/2028		300	355
3.547% due 09/18/2031 •(m)		$3,400	3,436
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		72	66
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		69	61
Equitable Holdings, Inc. 5.000% due 04/20/2048		16	19
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050 (m)		1,000	1,026
Fidelity National Financial, Inc. 2.450% due 03/15/2031 (m)		1,000	980
Flagstar Bancorp, Inc. 6.125% due 07/15/2021 (m)		6,000	6,027
Ford Motor Credit Co. LLC
0.223% due 12/01/2024 •	EUR	400	406
3.339% due 03/28/2022 (m)		$2,000	1,997
3.813% due 10/12/2021 (m)		1,999	2,013
5.875% due 08/02/2021		1,000	1,022
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		785	776
6.750% due 03/15/2022 (m)		1,572	1,564
Freedom Mortgage Corp. 7.625% due 05/01/2026 (m)		3,500	3,478
GE Capital Funding LLC 4.400% due 05/15/2030 (m)		3,800	4,144
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		200	216
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (m)		200	209
GSPA Monetization Trust 6.422% due 10/09/2029		5,893	6,559
Hampton Roads PPV LLC 6.171% due 06/15/2053 (m)		1,800	2,205

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(m)	GBP	400	537
6.000% due 09/29/2023 •(j)(m)	EUR	2,330	2,881
6.500% due 03/23/2028 •(j)		$400	428
Hudson Pacific Properties LP 3.250% due 01/15/2030 (m)		1,000	1,025
Hunt Cos., Inc. 6.250% due 02/15/2026		56	54
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		200	187
ING Groep NV 5.750% due 11/16/2026 •(j)		700	730
Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	500	573
3.950% due 06/30/2022	GBP	9,703	12,658
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$134	129
Kilroy Realty LP 2.500% due 11/15/2032 (m)		1,000	971
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027		76	66
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(j)		700	755
7.625% due 06/27/2023 •(j)	GBP	4,610	6,252
7.875% due 06/27/2029 •(j)		3,515	5,263
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028 (m)		$2,950	3,005
4.625% due 06/15/2025 (m)		8,425	8,589
Natwest Group PLC
6.000% due 12/29/2025 •(j)		4,900	5,082
8.000% due 08/10/2025 •(j)(m)		15,325	17,188
Navient Corp.
5.625% due 08/01/2033		74	64
6.125% due 03/25/2024		289	293
6.500% due 06/15/2022		600	613
7.250% due 01/25/2022		1,100	1,138
7.250% due 09/25/2023		77	81
Newmark Group, Inc. 6.125% due 11/15/2023		128	136
Pacific LifeCorp 3.350% due 09/15/2050 (m)		1,000	1,028
Park Intermediate Holdings LLC 5.875% due 10/01/2028 (m)		2,200	2,160
PRA Group, Inc. 7.375% due 09/01/2025 (m)		2,700	2,837
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(m)	GBP	9,405	12,831
7.375% due 06/24/2022 •(j)		1,640	2,207
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (m)		$500	527
SLM Corp. 4.200% due 10/29/2025 (m)		5,600	5,684
Societe Generale S.A.
6.750% due 04/06/2028 •(j)		400	421
7.375% due 10/04/2023 •(j)(m)		1,300	1,339
Spirit Realty LP 3.200% due 02/15/2031 (m)		1,000	997
Stearns Holdings LLC 9.375% due 08/15/2049		578	0
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	509	877
5.744% due 04/13/2040		402	692
5.801% due 10/13/2040		1,659	2,884
6.052% due 10/13/2039		1,185	2,036
TP ICAP PLC 5.250% due 01/26/2024 (m)		9,320	12,981
UniCredit SpA 7.830% due 12/04/2023 (m)		$8,660	10,160
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	4,955	6,683
Uniti Group LP 7.875% due 02/15/2025 (m)		$27,960	29,681
Voyager Aviation Holdings LLC 9.000% due 08/15/2021		17,047	8,396
WP Carey, Inc. 2.400% due 02/01/2031 (m)		1,000	988
			278,071
INDUSTRIALS 50.2%
1011778 BC ULC 3.500% due 02/15/2029 (c)		4,300	4,278
AA Bond Co. Ltd. 2.875% due 07/31/2043 (m)	GBP	2,700	3,471
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029		$1,000	1,033

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

Air Canada Pass-Through Trust 5.250% due 10/01/2030 (m)		1,600	1,636
Aker BP ASA
3.000% due 01/15/2025		200	200
3.750% due 01/15/2030		175	168
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (m)		11,001	11,599
Albertsons Cos., Inc.
3.500% due 03/15/2029 (m)		4,300	4,178
4.625% due 01/15/2027		19	20
4.875% due 02/15/2030		41	44
Altice France S.A. 2.125% due 02/15/2025	EUR	900	979
AMN Healthcare, Inc. 4.000% due 04/15/2029		$1,000	999
Anglo American Capital PLC 2.625% due 09/10/2030 (m)		3,500	3,508
Associated Materials LLC 9.000% due 09/01/2025		1,077	1,139
Avon International Capital PLC 6.500% due 08/15/2022		52	53
Ball Corp. 2.875% due 08/15/2030 (m)		3,820	3,782
Banner Health 3.181% due 01/01/2050 (m)		542	563
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		1,500	1,493
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		149	110
Boeing Co.
5.040% due 05/01/2027 (m)		766	842
5.150% due 05/01/2030 (m)		1,342	1,488
5.705% due 05/01/2040 (m)		1,723	1,988
5.805% due 05/01/2050 (m)		1,470	1,733
5.930% due 05/01/2060 (m)		1,992	2,393
Bombardier, Inc.
5.750% due 03/15/2022		2,300	2,187
6.000% due 10/15/2022		264	240
7.500% due 12/01/2024		6,827	5,154
7.500% due 03/15/2025		10,413	7,588
7.875% due 04/15/2027		2,107	1,538
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		700	704
Broadcom, Inc.
4.150% due 11/15/2030 (m)		2,080	2,334
4.300% due 11/15/2032 (m)		2,761	3,162
5.000% due 04/15/2030 (m)		2,092	2,471
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (m)		8,200	8,430
Camelot Finance S.A. 4.500% due 11/01/2026		15	16
CCO Holdings LLC
4.250% due 02/01/2031 (m)		15,924	16,302
4.500% due 08/15/2030		349	363
4.500% due 05/01/2032 (m)		2,100	2,171
4.750% due 03/01/2030		362	381
Chobani LLC 4.625% due 11/15/2028		1,000	1,006
Citrix Systems, Inc. 3.300% due 03/01/2030		162	170
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		327	284
CommonSpirit Health
2.782% due 10/01/2030		500	499
3.910% due 10/01/2050		1,600	1,571
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		6,587	6,538
6.625% due 02/15/2025 (m)		17,948	17,546
8.000% due 03/15/2026 (m)		3,672	3,690
8.625% due 01/15/2024		1,445	1,469
Connect Finco SARL 6.750% due 10/01/2026		126	127
Corning, Inc. 5.450% due 11/15/2079 (m)		157	198
CSC Holdings LLC
3.375% due 02/15/2031 (m)		2,400	2,311
6.500% due 02/01/2029		300	333
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		1,589	1,963
Dell International LLC 6.020% due 06/15/2026 (m)		5,180	6,137
Delta Air Lines, Inc.
4.500% due 10/20/2025 (m)		2,000	2,031
4.750% due 10/20/2028 (m)		2,400	2,455
7.375% due 01/15/2026 (m)		1,830	1,893

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

Diamond Resorts International, Inc. 10.750% due 09/01/2024 (m)		2,984	2,719
Energizer Holdings, Inc. 4.750% due 06/15/2028		1,042	1,074
Energy Transfer Operating LP
3.750% due 05/15/2030 (m)		176	173
5.000% due 05/15/2050		160	149
Envision Healthcare Corp. 8.750% due 10/15/2026		4,951	2,345
Exela Intermediate LLC 10.000% due 07/15/2023		217	65
Expedia Group, Inc.
3.600% due 12/15/2023 (m)		2,300	2,367
7.000% due 05/01/2025		1,000	1,072
Ferroglobe PLC 9.375% due 03/01/2022		2,500	1,637
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		3,088	3,071
6.875% due 03/01/2026 (m)		2,082	2,070
Flex Ltd. 4.875% due 06/15/2029		36	41
Ford Motor Co. 7.700% due 05/15/2097 (m)		29,796	31,435
Fresh Market, Inc. 9.750% due 05/01/2023		12,200	11,697
Fresnillo PLC 4.250% due 10/02/2050 (m)		3,500	3,570
Frontier Finance PLC 8.000% due 03/23/2022	GBP	6,600	8,833
Full House Resorts, Inc.
8.575% due 01/31/2024		$678	652
9.738% due 02/02/2024		58	56
General Electric Co.
4.350% due 05/01/2050 (m)		7,500	7,941
5.875% due 01/14/2038		22	26
6.150% due 08/07/2037 (m)		82	101
6.875% due 01/10/2039		16	21
General Motors Co. 6.800% due 10/01/2027 (k)(m)		900	1,105
Gray Television, Inc. 4.750% due 10/15/2030 (m)		4,300	4,246
Greene King Finance PLC 1.859% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	302
HCA, Inc. 7.500% due 11/15/2095 (m)		$4,800	6,117
HollyFrontier Corp. 4.500% due 10/01/2030 (m)		17,200	16,126
Hologic, Inc. 3.250% due 02/15/2029 (m)		5,900	5,941
Huntington Ingalls Industries, Inc. 4.200% due 05/01/2030 (m)		1,000	1,157
Hyatt Hotels Corp. 3.246% (US0003M + 3.000%) due 09/01/2022 ~(m)		5,200	5,263
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		2,493	2,600
8.375% due 05/01/2027		741	724
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)	EUR	300	350
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$974	1,018
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		718	762
Ingevity Corp. 3.875% due 11/01/2028		1,300	1,322
Innophos Holdings, Inc. 9.375% due 02/15/2028		258	277
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050 (m)		1,200	1,245
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		196	54
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		12,009	7,070
8.000% due 02/15/2024 ^		156	159
8.500% due 10/15/2024 ^(e)		19,698	12,213
9.750% due 07/15/2025 ^(e)		10,549	6,610
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)		11,828	562
8.125% due 06/01/2023 ^(e)(m)		1,939	78
InterContinental Hotels Group PLC 3.750% due 08/14/2025	GBP	5,300	7,098
JetBlue Pass-Through Trust 4.000% due 05/15/2034 (m)		$3,000	3,102
Kinder Morgan, Inc.
7.750% due 01/15/2032 (m)		3,100	4,242
7.800% due 08/01/2031 (m)		6,000	8,025

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

Kraft Heinz Foods Co.
3.875% due 05/15/2027 (m)		6,000	6,350
4.250% due 03/01/2031 (m)		6,000	6,513
5.200% due 07/15/2045		200	221
5.500% due 06/01/2050 (m)		3,650	4,158
Lenovo Group Ltd. 3.421% due 11/02/2030 (c)		2,000	2,027
Level 3 Financing, Inc. 3.625% due 01/15/2029 (m)		12,800	12,408
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 ^(e)		2,142	728
Marriott International, Inc. 4.625% due 06/15/2030		80	85
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		800	836
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (m)		2,430	2,343
5.625% due 07/17/2027		400	407
5.750% due 07/21/2028 (m)		4,200	4,191
MGM China Holdings Ltd.
5.250% due 06/18/2025 (m)		2,400	2,423
5.875% due 05/15/2026		800	810
MGM Resorts International 4.750% due 10/15/2028 (m)		5,800	5,680
NCL Corp. Ltd.
3.625% due 12/15/2024		152	107
10.250% due 02/01/2026 (m)		4,419	4,552
12.250% due 05/15/2024 (m)		6,920	7,690
Netflix, Inc.
3.625% due 06/15/2030	EUR	2,400	3,056
3.875% due 11/15/2029		3,333	4,319
4.625% due 05/15/2029		12,200	16,553
4.875% due 06/15/2030		$300	343
5.375% due 11/15/2029		130	152
Nielsen Finance LLC 5.625% due 10/01/2028		1,700	1,763
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	2,300	2,714
3.201% due 09/17/2028		3,500	4,128
3.522% due 09/17/2025 (m)		$6,000	6,043
4.345% due 09/17/2027 (m)		6,000	6,022
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(e)		536	131
Northriver Midstream Finance LP 5.625% due 02/15/2026 (m)		5,800	5,756
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~		1,000	925
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/30/2020 (h)(j)		1,279	3
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		2,012	2,106
7.375% due 06/01/2025		823	870
Pacific Drilling SA 8.375% due 10/01/2023 ^(e)		763	97
Pan American Energy LLC 30.115% (BADLARPP) due 11/20/2020 ~	ARS	57,610	367
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$232	246
PeaceHealth Obligated Group 3.218% due 11/15/2050		500	494
PennyMac Financial Services, Inc. 5.375% due 10/15/2025 (m)		2,600	2,654
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030 (m)		1,100	1,135
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	400	380
4.875% due 02/21/2028 (m)		2,647	2,749
5.350% due 02/12/2028 (m)		$1,406	1,203
5.950% due 01/28/2031		402	337
6.490% due 01/23/2027		160	149
6.500% due 03/13/2027 (m)		13,470	12,542
6.750% due 09/21/2047		90	70
6.840% due 01/23/2030 (m)		9,289	8,313
6.950% due 01/28/2060		660	517
7.690% due 01/23/2050		240	200
Platin 1426 GmbH
5.375% due 06/15/2023	EUR	3,000	3,307
6.875% due 06/15/2023		900	1,022
Post Holdings, Inc. 4.625% due 04/15/2030		$1,000	1,028
Prime Security Services Borrower LLC 3.375% due 08/31/2027 (m)		9,031	8,726
Qorvo, Inc. 3.375% due 04/01/2031 (m)		2,100	2,129
QualityTech LP 3.875% due 10/01/2028 (m)		4,300	4,314

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

Quanta Services, Inc. 2.900% due 10/01/2030 (m)		1,000	1,043
QVC, Inc. 5.950% due 03/15/2043 (m)		4,464	4,308
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027 (m)		5,860	5,955
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	1,900	2,218
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,500	2,630
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030 (m)		$1,511	1,691
Sands China Ltd.
5.125% due 08/08/2025 (m)		1,400	1,511
5.400% due 08/08/2028 (m)		12,790	13,935
Shift Payments LLC 4.625% due 11/01/2026		1,000	1,016
Spirit AeroSystems, Inc.
1.050% (US0003M + 0.800%) due 06/15/2021 ~		573	550
3.950% due 06/15/2023 (m)		6,753	6,040
Standard Industries, Inc. 4.375% due 07/15/2030 (m)		4,800	4,951
Staples, Inc. 7.500% due 04/15/2026		27	25
Studio City Finance Ltd.
6.000% due 07/15/2025 (m)		4,200	4,226
6.500% due 01/15/2028 (m)		4,200	4,159
Sutter Health
2.294% due 08/15/2030		1,300	1,303
3.161% due 08/15/2040		800	802
3.361% due 08/15/2050 (m)		2,000	1,990
Syngenta Finance NV
4.892% due 04/24/2025		200	217
5.182% due 04/24/2028		200	219
TEGNA, Inc. 4.625% due 03/15/2028		385	382
Tenet Healthcare Corp. 6.125% due 10/01/2028		2,500	2,433
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		2,220	2,203
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (m)		2,369	2,277
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023 (m)		3,710	3,525
6.000% due 01/31/2025	EUR	200	243
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$4,390	4,772
5.750% due 09/30/2039 (m)		25,325	28,754
TransDigm, Inc. 5.500% due 11/15/2027		80	78
Transocean Guardian Ltd. 5.875% due 01/15/2024		468	287
Transocean Pontus Ltd. 6.125% due 08/01/2025		234	207
Transocean, Inc.
7.250% due 11/01/2025		216	72
8.000% due 02/01/2027		372	103
Triumph Group, Inc.
5.250% due 06/01/2022		51	44
6.250% due 09/15/2024		152	132
U.S. Renal Care, Inc. 10.625% due 07/15/2027		137	146
Uber Technologies, Inc. 6.250% due 01/15/2028 (m)		3,300	3,349
Unigel Luxembourg S.A. 8.750% due 10/01/2026		300	291
United Airlines Pass-Through Trust
2.700% due 11/01/2033 (m)		2,000	1,880
5.875% due 04/15/2029 (m)		9,400	9,409
United Group BV
3.125% due 02/15/2026	EUR	500	546
3.250% due 02/15/2026 •		200	219
3.625% due 02/15/2028		600	654
4.875% due 07/01/2024		200	234
Univision Communications, Inc. 5.125% due 02/15/2025 (m)		$767	755
Valaris PLC
5.750% due 10/01/2044 ^(e)		184	9
7.750% due 02/01/2026 ^(e)		24	1
Vale Overseas Ltd.
6.875% due 11/21/2036		320	430
6.875% due 11/10/2039		90	124
Veritas US, Inc. 7.500% due 09/01/2025 (m)		1,100	1,117
ViaSat, Inc. 5.625% due 09/15/2025		158	159

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		2,029	2,302
Vmed O2 UK Financing PLC 3.250% due 01/31/2031	EUR	4,700	5,371
Western Midstream Operating LP
2.074% (US0003M + 1.850%) due 01/13/2023 ~		$96	89
6.250% due 02/01/2050		64	59
Windstream Escrow LLC 7.750% due 08/15/2028		17,794	17,238
WMG Acquisition Corp.
3.000% due 02/15/2031 (m)		7,964	7,586
3.000% due 02/15/2031 (c)		4,300	4,096
Wyndham Destinations, Inc.
3.900% due 03/01/2023		155	151
4.625% due 03/01/2030		95	91
5.650% due 04/01/2024		20	21
6.000% due 04/01/2027 (m)		1,535	1,586
Wynn Macau Ltd.
5.125% due 12/15/2029 (m)		1,200	1,113
5.500% due 10/01/2027		800	752
5.625% due 08/26/2028 (m)		2,135	2,055
YPF S.A. 36.951% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	15,730	100
Yum Brands, Inc. 3.625% due 03/15/2031 (m)		$5,700	5,607
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		163	165
			670,240
UTILITIES 10.6%
AT&T, Inc.
3.100% due 02/01/2043 (m)		2,896	2,759
3.300% due 02/01/2052 (m)		2,896	2,673
3.500% due 06/01/2041 (m)		4,842	4,900
3.500% due 02/01/2061 (m)		2,934	2,715
3.650% due 06/01/2051 (m)		4,860	4,779
3.850% due 06/01/2060 (m)		3,282	3,237
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		200	203
CenturyLink, Inc. 4.000% due 02/15/2027		128	131
DTEK Finance PLC 10.750% due 12/31/2024 ^(e)		3,986	2,631
Edison International 5.750% due 06/15/2027		121	138
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030 (m)		6,900	7,624
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		160	149
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		327	85
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		4,625	4,208
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		8,361	826
Pacific Gas & Electric Co.
2.950% due 03/01/2026 (m)		1,522	1,542
3.150% due 01/01/2026 (m)		3,650	3,731
3.300% due 03/15/2027 (m)		4,507	4,558
3.300% due 12/01/2027 (m)		3,410	3,452
3.400% due 08/15/2024 (m)		910	946
3.450% due 07/01/2025 (m)		1,628	1,697
3.500% due 06/15/2025 (m)		1,789	1,866
3.750% due 02/15/2024 (m)		443	463
3.750% due 07/01/2028 (m)		1,528	1,572
3.750% due 08/15/2042		46	43
4.000% due 12/01/2046 (m)		1,006	955
4.250% due 08/01/2023 (m)		800	849
4.300% due 03/15/2045		57	56
4.500% due 07/01/2040 (m)		4,623	4,765
4.500% due 12/15/2041		65	65
4.550% due 07/01/2030 (m)		8,174	8,788
4.600% due 11/15/2023 (m)		1,036	1,038
4.650% due 08/01/2028 (m)		2,089	2,244
4.750% due 02/15/2044 (m)		1,650	1,708
4.950% due 07/01/2050 (m)		8,191	8,648
Petrobras Global Finance BV
5.093% due 01/15/2030 (m)		1,272	1,330
6.250% due 12/14/2026 (m)	GBP	4,976	7,218
6.625% due 01/16/2034		800	1,158
Plains All American Pipeline LP 6.650% due 01/15/2037		$150	160
Rio Oil Finance Trust
8.200% due 04/06/2028		353	393
8.200% due 04/06/2028 (m)		3,626	4,038

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

9.250% due 07/06/2024 (m)	6,273	6,900
9.750% due 01/06/2027	467	534
Southern California Edison Co.
2.850% due 08/01/2029	32	34
3.650% due 03/01/2028	11	12
3.650% due 02/01/2050	64	67
4.125% due 03/01/2048 (m)	76	84
4.650% due 10/01/2043 (m)	1,110	1,274
4.875% due 03/01/2049 (m)	316	373
5.750% due 04/01/2035	22	29
6.000% due 01/15/2034	34	45
6.650% due 04/01/2029 (m)	142	175
Sprint Corp.
7.125% due 06/15/2024 (m)	6,469	7,449
7.625% due 03/01/2026 (m)	2,182	2,659
7.875% due 09/15/2023 (m)	15,903	18,179
Talen Energy Supply LLC 6.625% due 01/15/2028	64	61
Tallgrass Energy Partners LP 7.500% due 10/01/2025	1,000	1,012
Transocean Phoenix Ltd. 7.750% due 10/15/2024 (m)	1,746	1,598
Transocean Poseidon Ltd. 6.875% due 02/01/2027	238	179
Transocean Proteus Ltd. 6.250% due 12/01/2024	260	230
Transocean Sentry Ltd. 5.375% due 05/15/2023	100	64
		141,299
Total Corporate Bonds & Notes (Cost $1,102,419)		1,089,610
CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
DISH Network Corp. 3.375% due 08/15/2026	5,900	5,230
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)	100	11
Total Convertible Bonds & Notes (Cost $5,971)		5,241
MUNICIPAL BONDS & NOTES 2.6%
ILLINOIS 1.2%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040	13,700	15,615
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	51	55
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	200	215
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	60	66
7.350% due 07/01/2035	40	45
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	365	366
		16,362
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	425	431
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	1,345	1,396
WEST VIRGINIA 1.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	78,700	6,734
7.467% due 06/01/2047	9,185	9,937
		16,671
Total Municipal Bonds & Notes (Cost $29,875)		34,860
U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
3.000% due 01/25/2042 (a)	455	17
3.500% due 02/25/2033 (a)	1,722	170

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

3.799% due 02/25/2040 •	640	613
4.500% due 07/25/2050 (a)(m)	16,135	1,745
5.000% due 02/25/2036 ~(a)	435	62
5.899% due 07/25/2029 •(m)	2,010	2,081
5.951% due 07/25/2040 •(a)	394	21
6.749% due 02/25/2040 •	2,340	1,691
Freddie Mac
0.000% due 02/25/2046 (b)(h)	12,790	12,203
0.100% due 02/25/2046 (a)	124,484	13
2.486% due 09/15/2042 •(m)	1,214	1,175
3.500% due 10/15/2035 (a)	1,916	189
5.627% due 03/15/2043	290	297
5.892% due 05/15/2039 •(a)	9,775	507
6.143% due 11/25/2055 «~	14,100	8,636
6.948% due 02/15/2034 •(a)	1,512	322
7.699% due 12/25/2027 •	4,404	4,440
8.986% due 07/15/2039 •(m)	2,207	2,874
10.253% due 03/15/2044 •(m)	1,822	2,512
10.899% due 03/25/2025 •	2,296	2,522
11.603% due 02/15/2036 •(m)	5,228	7,710
Ginnie Mae
3.000% due 12/20/2042 (a)	74	1
3.500% due 09/16/2041 - 06/20/2042 (a)	876	93
6.599% due 01/20/2042 •(a)	1,483	262
Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	18,000	18,481
Total U.S. Government Agencies (Cost $66,705)		68,637
NON-AGENCY MORTGAGE-BACKED SECURITIES 15.1%
Adjustable Rate Mortgage Trust
0.489% due 05/25/2036 •	1,567	796
1.299% due 01/25/2035 •	3,597	3,372
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	139	137
6.000% due 04/25/2036 ^	2,106	2,134
Banc of America Funding Trust
0.389% due 06/26/2036 •	17,868	16,859
5.500% due 01/25/2036	213	195
6.000% due 07/25/2037 ^	430	415
BCAP LLC Trust
3.284% due 03/27/2036 ~	3,597	2,981
3.338% due 02/26/2036 ~	2,498	2,378
4.850% due 03/26/2037 þ	1,383	1,600
7.000% due 12/26/2036 ~	3,531	3,202
Bear Stearns ALT-A Trust
3.150% due 11/25/2034 ~	203	202
3.162% due 11/25/2036 ^~	632	424
3.253% due 09/25/2035 ^~	740	543
3.410% due 08/25/2046 ^~	3,494	2,779
3.540% due 08/25/2036 ^~	2,573	1,694
Bear Stearns Commercial Mortgage Securities Trust 5.909% due 04/12/2038 ~	370	370
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	1,021	998
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	6	6
CD Mortgage Trust 5.688% due 10/15/2048 (m)	9,841	5,391
Chase Mortgage Finance Trust
3.711% due 12/25/2035 ^~	12	12
6.000% due 02/25/2037 ^	1,483	930
6.000% due 03/25/2037 ^	360	264
6.000% due 07/25/2037 ^	1,270	920
Citigroup Commercial Mortgage Trust 5.587% due 12/10/2049 ~	637	357
Citigroup Mortgage Loan Trust
3.177% due 11/25/2035 ~	14,143	9,740
3.880% due 04/25/2037 ^~	2,429	2,137
3.932% due 03/25/2037 ^~	510	495
6.000% due 11/25/2036 ~	11,836	8,991
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 ^	1,971	1,958
Commercial Mortgage Loan Trust 6.056% due 12/10/2049 ~	3,894	1,765
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	1,755	1,392
Countrywide Alternative Loan Trust
0.361% due 03/20/2046 •	3,872	3,302
0.689% due 08/25/2035 •	278	190
3.465% due 06/25/2047 ^~	2,060	1,865
5.101% due 04/25/2037 ^•(a)	17,095	4,034
5.250% due 05/25/2021 ^	6	6
5.500% due 03/25/2035	455	293
5.500% due 09/25/2035 ^	3,948	3,411
5.750% due 01/25/2035	384	387

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

5.750% due 02/25/2035		533	512
6.000% due 02/25/2035		642	626
6.000% due 04/25/2036		1,489	949
6.000% due 05/25/2036 ^		1,638	1,138
6.000% due 02/25/2037 ^		609	364
6.000% due 02/25/2037		1,809	1,344
6.000% due 04/25/2037 ^		5,140	3,352
6.000% due 08/25/2037 ^•		7,893	5,832
6.250% due 10/25/2036 ^		1,970	1,635
6.250% due 12/25/2036 ^•		3,120	2,047
6.500% due 08/25/2036 ^		750	421
6.500% due 09/25/2036 ^		361	270
21.086% due 02/25/2036 •		1,343	1,882
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		582	420
6.000% due 04/25/2036 ^		315	254
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		1,276	921
Eurosail PLC
1.410% due 06/13/2045 •	GBP	4,487	4,776
4.060% due 06/13/2045 •		1,394	1,581
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036 ^		$1,256	741
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~		9,200	8,324
GS Mortgage Securities Trust 5.622% due 11/10/2039		1,151	616
GSR Mortgage Loan Trust
2.973% due 03/25/2037 ^~		1,895	1,547
3.140% due 11/25/2035 ^~		1,132	1,097
5.500% due 05/25/2036 ^		93	186
HomeBanc Mortgage Trust 0.949% due 03/25/2035 •		141	134
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,537	3,543
Jackson Park Trust 3.242% due 10/14/2039 ~		4,368	4,117
JPMorgan Alternative Loan Trust 3.272% due 03/25/2037 ~		6,476	6,227
JPMorgan Chase Commercial Mortgage Securities Trust 5.623% due 05/12/2045		185	166
JPMorgan Mortgage Trust
3.005% due 10/25/2035 ~		22	21
3.342% due 02/25/2036 ^~		1,325	1,086
3.458% due 01/25/2037 ^~		782	711
3.690% due 06/25/2036 ^~		610	519
LB-UBS Commercial Mortgage Trust 5.407% due 11/15/2038 ^		5,312	2,961
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		139	139
Lehman XS Trust 0.369% due 06/25/2047 •		2,476	2,285
MASTR Alternative Loan Trust 6.750% due 07/25/2036		3,055	1,793
Merrill Lynch Mortgage Investors Trust 3.673% due 03/25/2036 ^~		2,540	1,692
Motel 6 Trust 7.075% due 08/15/2024 •		8,778	7,341
Natixis Commercial Mortgage Securities Trust 2.398% due 11/15/2034 •		4,500	4,290
RBSSP Resecuritization Trust
0.369% due 10/27/2036 •		3,609	1,034
0.388% due 08/27/2037 •		8,000	3,712
Residential Accredit Loans, Inc. Trust
0.339% due 08/25/2036 ^•		703	669
0.379% due 05/25/2037 ^•		217	164
6.000% due 08/25/2036 ^		507	502
6.000% due 05/25/2037 ^		1,650	1,608
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		369	253
6.000% due 02/25/2037 ^		1,712	1,195
6.250% due 09/25/2037 ^		4,871	2,644
Residential Funding Mortgage Securities, Inc. Trust 4.174% due 02/25/2037 ~		2,191	1,761
Structured Adjustable Rate Mortgage Loan Trust
3.190% due 07/25/2035 ^~		1,356	1,236
3.476% due 11/25/2036 ^~		2,992	2,860
3.553% due 01/25/2036 ^~		5,436	3,826
Structured Asset Mortgage Investments Trust 0.269% due 08/25/2036 •		148	135
SunTrust Adjustable Rate Mortgage Loan Trust
3.853% due 02/25/2037 ^~		358	333
3.862% due 04/25/2037 ^~		387	314
3.884% due 02/25/2037 ^~		3,303	3,080
WaMu Mortgage Pass-Through Certificates Trust
3.074% due 07/25/2037 ^~		611	586

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

3.141% due 10/25/2036 ^~		1,122	1,007
3.299% due 07/25/2037 ^~		1,356	1,324
3.650% due 02/25/2037 ^~		806	741
Washington Mutual Mortgage Pass-Through Certificates Trust
1.722% due 05/25/2047 ^•		117	11
6.000% due 10/25/2035 ^		1,276	1,015
6.000% due 03/25/2036 ^		1,665	1,702
6.000% due 02/25/2037		3,483	3,193
Total Non-Agency Mortgage-Backed Securities (Cost $198,570)			201,690
ASSET-BACKED SECURITIES 18.5%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,052
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.499% due 03/25/2033 •		$57	57
Apidos CLO 0.000% due 01/20/2031 ~		8,800	4,634
Bear Stearns Asset-Backed Securities Trust 0.549% due 04/25/2037 •		11,951	9,669
Belle Haven ABS CDO Ltd. 0.526% due 07/05/2046 •		324,260	876
BlueMountain CLO Ltd. 5.674% due 04/13/2027 •		1,000	929
California Street CLO Ltd. 5.137% due 10/15/2025 •		1,400	1,230
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	2,187
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	1,270
0.000% due 10/22/2031 ~		3,000	1,000
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	1,976
Countrywide Asset-Backed Certificates
0.349% due 06/25/2047 ^•(m)		$6,546	5,942
0.459% due 09/25/2037 ^•		17,598	13,475
Credit-Based Asset Servicing & Securitization LLC 3.431% due 12/25/2035 ^þ		13	14
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		14,311	8,569
First Franklin Mortgage Loan Trust 0.309% due 10/25/2036 •		4,059	3,243
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		16	1,323
Fremont Home Loan Trust
0.299% due 01/25/2037 •		6,340	3,676
0.469% due 02/25/2036 •		11,750	7,930
Glacier Funding CDO Ltd. 0.519% due 08/04/2035 •		7,677	1,632
Grand Canal Securities 0.447% due 12/24/2058 •	EUR	1,621	1,826
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~		750	286
GSAMP Trust 0.289% due 12/25/2036 •		$1,566	968
Home Equity Mortgage Loan Asset-Backed Trust 0.309% due 07/25/2037 •		2,986	1,984
JPMorgan Mortgage Acquisition Trust 5.830% due 07/25/2036 ^þ		116	56
Lehman XS Trust 6.290% due 06/24/2046 þ		1,730	1,762
LNR CDO Ltd. 0.436% due 02/28/2043 •		4,976	485
Long Beach Mortgage Loan Trust 0.449% due 01/25/2036 •		5,925	5,451
Marlette Funding Trust 0.000% due 09/17/2029 «(h)		15	3,210
Merrill Lynch Mortgage Investors Trust 5.895% due 03/25/2037 þ		6,679	2,204
Morgan Stanley ABS Capital, Inc. Trust 0.299% due 10/25/2036 •		6,924	4,519
Morgan Stanley Mortgage Loan Trust 6.250% due 07/25/2047 ^~		1,079	722
N-Star REL CDO Ltd. 0.593% due 02/01/2041 •		764	539
Orient Point CDO Ltd. 0.504% due 10/03/2045 •		128,232	51,677
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.124% due 07/25/2035 •(m)		6,000	5,070
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	4,817
7.238% due 09/25/2037 ^þ		8,810	5,100
Residential Asset Securities Corp. Trust 0.729% due 08/25/2034 •		6,699	5,881
Securitized Asset-Backed Receivables LLC Trust 0.429% due 03/25/2036 •		10,857	9,611

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		8	8,783
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		7	3,516
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		3	1,341
0.000% due 10/15/2048 «(h)		3	1,592
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		7,500	1,922
0.000% due 07/25/2040 «(h)		38	1,006
0.000% due 09/25/2040 (h)		3,226	1,079
South Coast Funding Ltd. 0.843% due 08/10/2038 •		19,469	2,903
Symphony CLO Ltd. 4.829% due 07/14/2026 •		3,600	3,030
Taberna Preferred Funding Ltd.
0.609% due 12/05/2036 •		10,944	9,084
0.629% due 08/05/2036 •		515	433
0.629% due 08/05/2036 ^•		9,981	8,384
0.941% due 02/05/2036 •		4,681	4,025
Tropic CDO Ltd. 1.137% due 04/15/2034 •		25,000	22,625
Total Asset-Backed Securities (Cost $280,910)			246,575
SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	126,939	810
2.500% due 07/22/2021		40,147	258
15.500% due 10/17/2026		92,410	229
29.722% (BADLARPP) due 10/04/2022 ~		116	1
32.921% (BADLARPP + 2.000%) due 04/03/2022 ~		123,168	714
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$690	253
0.125% due 07/09/2035 þ		230	76
0.125% due 01/09/2038 þ		22,691	8,481
0.125% due 07/09/2041 þ		9,194	3,138
0.125% due 07/09/2046 þ		115	38
1.000% due 07/09/2029		1,352	557
Autonomous City of Buenos Aires Argentina
34.122% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	202,676	1,199
36.420% (BADLARPP + 5.000%) due 01/23/2022 ~		171,140	1,089
Dominican Republic International Bond 4.875% due 09/23/2032 (m)		$14,600	14,855
Ghana Government International Bond
6.375% due 02/11/2027		1,100	1,027
7.875% due 02/11/2035		1,300	1,159
8.750% due 03/11/2061		400	353
10.750% due 10/14/2030		800	983
Jordan Government International Bond 5.850% due 07/07/2030		2,300	2,321
Provincia de Buenos Aires
34.027% due 05/31/2022	ARS	25,434	136
34.850% due 04/12/2025		862,385	3,969
South Africa Government International Bond 5.750% due 09/30/2049 (m)		$3,216	2,909
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		200	203
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	2,495	2,439
7.750% due 09/01/2022		$9,800	10,236
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		490	47
8.250% due 10/13/2024 ^(e)		70	7
9.250% due 09/15/2027 ^(e)		598	58
Total Sovereign Issues (Cost $88,056)			57,545
		SHARES
COMMON STOCKS 1.4%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		1,167,686	1,044
iHeartMedia, Inc. «(f)		872	6
iHeartMedia, Inc. 'A' (f)		64,921	534
			1,584
ENERGY 0.0%
Forbes Energy Services Ltd. (f)(k)		64,837	6

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

FINANCIALS 0.2%
Associated Materials Group, Inc. «(f)(k)		411,442	2,613
INDUSTRIALS 1.1%
McDermott International Ltd. (f)		873,781	1,485
Neiman Marcus Group Ltd. LLC «(f)(k)		152,491	12,686
Westmoreland Mining Holdings LLC «(f)(k)		45,070	338
			14,509
Total Common Stocks (Cost $25,622)			18,712
WARRANTS 1.9%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039 «		422,815	3,420
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		42,538	0
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		1,355,000	0
INFORMATION TECHNOLOGY 1.6%
Windstream Services LLC - Exp. 03/24/2021 «		1,181,339	21,571
Total Warrants (Cost $18,299)			24,991
PREFERRED SECURITIES 4.8%
BANKING & FINANCE 2.3%
AGFC Capital Trust 1.987% (US0003M + 1.750%) due 01/15/2067 ~		1,800,000	680
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(j)(m)		600,000	716
Banco Santander S.A. 6.250% due 09/11/2021 •(j)(m)		2,200,000	2,519
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		110,000	111
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		1,000,000	1,079
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)(j)		18,118,000	26,237
			31,342
INDUSTRIALS 2.5%
General Electric Co. 5.000% due 01/21/2021 •(j)		1,343,000	1,102
Sequa Corp. (12.000% PIK) 12.000% «(d)		35,522	32,218
			33,320
Total Preferred Securities (Cost $55,631)			64,662
REAL ESTATE INVESTMENT TRUSTS 1.9%
REAL ESTATE 1.9%
Uniti Group, Inc.		572,252	5,047
VICI Properties, Inc.		858,541	19,704
Total Real Estate Investment Trusts (Cost $14,376)			24,751
SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS (l) 4.6%			61,686
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	55,463	359

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

ARGENTINA TREASURY BILLS 0.5%
(3.160)% due 11/30/2020 - 01/29/2021 (g)(h)	1,012,733	6,577
U.S. TREASURY BILLS 1.5%
0.106% due 12/10/2020 - 01/28/2021 (g)(h)(o)(q)	$20,366	20,363
U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.104% due 01/26/2021 (g)(h)(q)	3,024	3,023
Total Short-Term Instruments (Cost $92,694)		92,008
Total Investments in Securities (Cost $2,326,421)		2,264,016
Total Investments 169.5% (Cost $2,326,421)		$2,264,016
Financial Derivative Instruments (n)(p) (0.9)%(Cost or Premiums, net $(18,461))		(11,869)
Auction Rate Preferred Shares (15.9)%		(212,650)
Other Assets and Liabilities, net (52.7)%		(703,404)
Net Assets Applicable to Common Shareholders 100.0%		$1,336,093

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Associated Materials Group, Inc.	08/24/2020	$2,613	$2,613	0.20%
Forbes Energy Services Ltd.	10/09/2014 -11/18/2016	2,472	6	0.00
General Motors Co.6.800% due 10/01/2027	05/07/2020	898	1,105	0.08
Neiman Marcus Group Ltd. LLC	09/25/2020	4,911	12,686	0.94
Westmoreland Mining Holdings LLC	07/29/2015 - 03/26/2019	1,172	338	0.03
$12,066	$16,748	1.25%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	10/30/2020	11/02/2020	$3,886	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(3,964)	$3,886	$3,886
MBC	0.110	10/30/2020	11/02/2020	16,600	U.S. Treasury Notes 2.875% due 10/31/2023	(17,122)	16,600	16,600
NOM	0.100	10/30/2020	11/02/2020	20,600	U.S. Treasury Bonds 2.500% due 02/15/2045	(20,814)	20,600	20,600
0.110	10/30/2020	11/02/2020	20,600	U.S. Treasury Bonds 2.875% due 08/15/2045	(20,824)	20,600	20,601
Total Repurchase Agreements	$(62,724)	$61,686	$61,687
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	0.750%	08/05/2020	TBD(3)	$(1,484)	$(1,487)
BPS	0.400	10/23/2020	01/22/2021	GBP	(9,014)	(11,679)
0.490	10/15/2020	04/13/2021	$(9,981)	(9,984)
0.490	10/20/2020	02/22/2021	(3,367)	(3,368)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

	0.659	10/19/2020	05/05/2021		(5,561)	(5,562)
	0.800	10/20/2020	04/21/2021		(2,703)	(2,704)
	0.990	10/15/2020	04/13/2021		(3,433)	(3,434)
	1.530	10/30/2020	11/04/2020		(9,362)	(9,363)
BRC	0.400	10/01/2020	11/02/2020		(16,430)	(16,436)
	0.500	03/25/2020	TBD(3)		(216)	(217)
	0.550	11/02/2020	03/05/2021		(16,667)	(16,667)
	0.790	11/02/2020	05/03/2021		(45,154)	(45,154)
	1.491	10/19/2020	12/04/2020		(4,003)	(4,005)
BYR	1.390	07/06/2020	03/31/2021		(29,613)	(29,643)
	1.390	07/13/2020	03/31/2021		(6,758)	(6,764)
	1.390	09/30/2020	03/31/2021		(10,774)	(10,785)
CDC	0.400	08/05/2020	TBD(3)		(5,793)	(5,799)
	0.400	10/16/2020	11/16/2020		(2,594)	(2,594)
	0.450	10/16/2020	01/19/2021		(16,282)	(16,286)
	0.480	10/21/2020	02/23/2021		(3,202)	(3,202)
	0.480	10/30/2020	02/23/2021		(6,134)	(6,134)
	0.500	10/21/2020	03/23/2021		(6,788)	(6,789)
	0.750	10/16/2020	11/03/2020		(1,187)	(1,188)
	0.830	10/23/2020	02/16/2021		(14,690)	(14,693)
	0.850	09/15/2020	03/15/2021		(24,745)	(24,773)
	0.850	09/16/2020	03/16/2021		(14,859)	(14,876)
	0.850	09/17/2020	03/15/2021		(1,209)	(1,210)
	0.850	10/16/2020	03/15/2021		(1,806)	(1,807)
	0.850	11/03/2020	02/02/2021		(1,203)	(1,203)
CEW	0.684	10/05/2020	01/06/2021		(25,529)	(25,542)
	0.870	10/09/2020	04/07/2021		(6,564)	(6,568)
	0.888	09/09/2020	03/08/2021		(35,038)	(35,084)
CFR	0.500	10/27/2020	02/24/2021		(2,209)	(2,209)
CIB	0.860	10/23/2020	01/25/2021		(12,989)	(12,992)
DEU	1.550	05/15/2020	11/16/2020		(1,631)	(1,643)
FOB	0.450	09/25/2020	TBD(3)		(13,059)	(13,065)
	0.450	10/26/2020	01/29/2021		(32,571)	(32,574)
	0.450	10/28/2020	01/28/2021		(183)	(183)
	0.500	10/27/2020	02/24/2021		(1,537)	(1,538)
	0.750	10/28/2020	01/27/2021		(886)	(886)
	0.750	10/28/2020	01/28/2021		(179)	(179)
IND	0.340	08/31/2020	12/02/2020		(6,296)	(6,300)
	0.340	09/02/2020	12/02/2020		(2,856)	(2,858)
	0.390	09/02/2020	12/02/2020		(5,517)	(5,521)
	0.460	09/02/2020	12/02/2020		(5,375)	(5,380)
	0.460	10/16/2020	12/02/2020		(3,622)	(3,622)
	0.460	10/29/2020	12/02/2020		(976)	(976)
JML	(0.250)	10/15/2020	01/15/2021	EUR	(2,189)	(2,549)
	(0.100)	10/16/2020	01/13/2021		(1,956)	(2,278)
	0.400	10/15/2020	01/15/2021	GBP	(10,841)	(14,047)
	0.400	10/16/2020	01/18/2021		(352)	(456)
MEI	0.800	08/28/2020	TBD(3)		$(1,194)	(1,196)
NOM	0.350	08/04/2020	TBD(3)		(521)	(521)
	0.500	09/30/2020	11/02/2020		(8,889)	(8,893)
	0.550	09/30/2020	11/02/2020		(2,457)	(2,459)
	0.550	11/02/2020	03/03/2021		(9,732)	(9,732)
	0.600	11/02/2020	03/03/2021		(1,487)	(1,487)
	0.650	09/30/2020	11/02/2020		(8,931)	(8,936)
	0.650	10/19/2020	11/02/2020		(5,498)	(5,500)
	0.650	10/28/2020	01/29/2021		(769)	(769)
	0.650	10/29/2020	11/02/2020		(2,427)	(2,428)
	0.750	10/07/2020	01/08/2021		(12,020)	(12,027)
	0.750	10/23/2020	01/26/2021		(13,391)	(13,393)
	0.750	11/02/2020	03/03/2021		(16,897)	(16,897)
	0.800	10/16/2020	02/16/2021		(20,095)	(20,102)
	0.800	10/23/2020	02/16/2021		(5,409)	(5,411)
	0.850	09/23/2020	03/23/2021		(19,657)	(19,675)
	0.850	10/23/2020	01/26/2021		(11,473)	(11,476)
	0.850	10/23/2020	03/23/2021		(3,415)	(3,416)
SCX	0.750	09/02/2020	12/03/2020		(1,009)	(1,010)
SOG	0.450	08/05/2020	TBD(3)		(6,356)	(6,363)
	0.450	08/11/2020	TBD(3)		(2,234)	(2,236)
	0.500	10/30/2020	02/01/2021		(4,927)	(4,927)
	0.630	10/28/2020	04/28/2021		(5,818)	(5,818)
	0.700	07/22/2020	TBD(3)		(21,204)	(21,247)
	0.700	08/05/2020	TBD(3)		(8,708)	(8,723)
	0.700	10/26/2020	TBD(3)		(7,126)	(7,127)
	0.750	10/27/2020	03/01/2021		(1,483)	(1,483)
	0.870	09/14/2020	03/15/2021		(4,137)	(4,142)
	0.950	08/11/2020	02/01/2021		(1,938)	(1,942)
	0.950	10/16/2020	02/01/2021		(6,041)	(6,043)
TDM	0.320	11/02/2020	TBD(3)		(4,721)	(4,721)
	0.380	08/04/2020	TBD(3)		(4,040)	(4,043)
	0.380	08/27/2020	TBD(3)		(51,364)	(51,401)
UBS	0.250	10/12/2020	01/12/2021	EUR	(2,405)	(2,801)
	0.500	10/06/2020	01/06/2021		$(4,777)	(4,779)
	0.750	10/15/2020	01/15/2021		(8,600)	(8,603)
	0.750	10/19/2020	01/19/2021		(12,603)	(12,607)
	0.750	10/19/2020	01/22/2021		(10,384)	(10,387)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

				0.850			10/12/2020	01/12/2021	GBP	(4,714)	(6,110)
Total Reverse Repurchase Agreements											$(775,087)
(m)	Securities with an aggregate market value of $823,992 and cash of $1,290 have been pledged as collateral under the terms of master agreements as of October 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended October 31, 2020 was $(533,254) at a weighted average interest rate of 0.720%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2021	1.662%		$1,000	$(25)	$19	$(6)	$0	$(1)
Bombardier, Inc.	5.000	Quarterly	06/20/2024	15.361		4,700	(9)	(1,154)	(1,163)	0	(45)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	15.444		1,000	(2)	(266)	(268)	0	(10)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	4.348	EUR	1,900	(362)	59	(303)	4	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.479		20,800	(4,199)	451	(3,748)	36	0
							$(4,597)	$(891)	$(5,488)	$40	$(56)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-34 5-Year Index	5.000%	Quarterly		06/20/2025		$2,300	$(10)	$122	$112	$0	$(3)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly		12/20/2024		$3,649	$349	$(151)	$198	$0	$(2)
CDX.HY-35 5-Year Index	5.000	Quarterly		12/20/2025		6,500	333	(72)	261	0	(12)
							$682	$(223)	$459	$0	$(14)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	03/17/2031	GBP	23,800	$(105)	$13	$(92)	$185	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2051		7,800	244	108	352	208	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.184	Quarterly	10/21/2025		$34,850	0	(91)	(91)	0	(17)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.562	Quarterly	10/21/2030		16,978	0	(193)	(193)	0	(51)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.793	Quarterly	10/21/2035		29,500	0	(530)	(530)	0	(139)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.909	Quarterly	10/21/2040		36,067	0	(871)	(871)	0	(244)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.985	Quarterly	10/21/2050		2,613	0	(92)	(92)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	0.173	Quarterly	10/21/2025		34,850	0	94	94	20	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.534	Quarterly	10/21/2030	16,978	0	206	206	56	0
Receive	1-Day USD-SOFR Compounded-OIS	0.745	Quarterly	10/21/2035	29,500	0	599	599	157	0
Receive	1-Day USD-SOFR Compounded-OIS	0.844	Quarterly	10/21/2040	36,067	0	1,043	1,043	270	0
Receive	1-Day USD-SOFR Compounded-OIS	0.907	Quarterly	10/21/2050	2,613	0	107	107	28	0
Receive(6)	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022	78,000	38	(41)	(3)	3	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025	8,580	541	469	1,010	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026	44,400	2,099	2,572	4,671	0	(36)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	73,900	530	9,698	10,228	0	(110)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	263,700	13,372	38,900	52,272	0	(533)
Receive(6)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	3,600	(162)	133	(29)	11	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044	305,100	(9,953)	157,623	147,670	0	(2,690)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049	2,200	(3)	(534)	(537)	22	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	19,800	(143)	(3,387)	(3,530)	192	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	28,200	(65)	(3,135)	(3,200)	267	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	29,300	(113)	(4,122)	(4,235)	282	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	9,800	(29)	(2,323)	(2,352)	99	0
Receive(6)	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050	318,100	697	14,368	15,065	2,938	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	1,212	1,544	0	(1)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	(737)	(345)	26	0
$7,672	$211,089	$218,761	$4,764	$(3,849)
Total Swap Agreements	$3,747	$210,097	$213,844	$4,804	$(3,922)
(o)

Securities with an aggregate market value of $4,588 and cash of $32,893 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	11/2020	EUR	81,801	$96,158	$888	$0
11/2020	$1,378	AUD	1,931	0	(21)
12/2020	EUR	1,924	$2,248	5	0
01/2021	$813	MXN	17,129	0	(12)
02/2021	3,566	NOK	33,245	0	(85)
BPS	11/2020	AUD	4,365	$3,108	40	0
11/2020	EUR	8,370	9,883	135	0
11/2020	$908	ZAR	14,669	0	(8)
12/2020	3,109	AUD	4,365	0	(40)
06/2021	3,607	MXN	77,205	0	(57)
CBK	11/2020	GBP	2,856	$3,718	18	0
11/2020	PEN	26,507	7,376	44	0
11/2020	$82,020	GBP	63,090	4	(291)
11/2020	7,450	PEN	26,508	0	(119)
12/2020	GBP	62,285	$80,993	289	0
01/2021	$7,371	PEN	26,507	0	(40)
02/2021	3,474	SEK	30,555	0	(36)
GLM	11/2020	RUB	11,159	$151	10	0
11/2020	$7,187	RUB	550,370	0	(276)
05/2021	505	MXN	10,855	0	(4)
HUS	11/2020	GBP	55,653	$71,617	3	(484)
11/2020	$5,063	AUD	7,101	0	(72)
11/2020	1,061	EUR	902	0	(10)
11/2020	1,128	ZAR	18,581	10	0
05/2021	5,347	MXN	114,894	0	(50)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

JPM	11/2020	EUR	2,018	$2,385	35	0
11/2020	MXN	5,238	230	0	(16)
11/2020	$7,229	RUB	553,340	0	(270)
11/2020	1,034	ZAR	16,936	6	0
01/2021	1,227	CLP	964,978	21	0
05/2021	2,379	MXN	51,064	0	(25)
MYI	11/2020	EUR	2,859	$3,349	19	0
11/2020	$1,289	GBP	995	0	0
RBC	11/2020	3,111	NOK	28,575	0	(118)
RYL	05/2021	594	MXN	12,766	0	(6)
SCX	11/2020	3,211	SEK	28,015	0	(62)
12/2020	EUR	92,225	$107,496	18	0
12/2020	RUB	47,993	619	17	0
SOG	11/2020	10,659	143	9	0
SSB	11/2020	BRL	5,044	888	12	(3)
11/2020	$889	BRL	5,044	3	(12)
12/2020	BRL	2,522	$452	13	0
TOR	11/2020	GBP	6,334	8,199	0	(7)
11/2020	$1,587	ZAR	25,633	0	(14)
UAG	11/2020	RUB	15,409	$207	13	0
11/2020	$2,252	EUR	1,921	0	(15)
11/2020	2,016	ZAR	32,781	4	(9)
Total Forward Foreign Currency Contracts	$1,616	$(2,162)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.214%	$1,800	$(352)	$267	$0	$(85)
BRC	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.443	2,700	(40)	165	125	0
Ukraine Government International Bond	5.000	Quarterly	12/20/2022	5.651	16,900	1,036	(1,158)	0	(122)
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.214	2,400	(476)	363	0	(113)
Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.166	100	(4)	1	0	(3)
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.214	3,000	(623)	482	0	(141)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.235	1,300	(149)	152	3	0
Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.843	6,570	620	(244)	376	0
$12	$28	$504	$(464)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$34,137	$(7,136)	$3,954	$0	$(3,182)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	16,192	(769)	(278)	0	(1,047)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	2,888	(603)	334	0	(269)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	39,788	(8,189)	4,480	0	(3,709)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	43,315	(5,523)	1,485	0	(4,038)
$(22,220)	$9,975	$0	$(12,245)
Total Swap Agreements	$(22,208)	$10,003	$504	$(12,709)
(q)

Securities with an aggregate market value of $13,601 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$274,186	$60,548	$334,734
Corporate Bonds & Notes
Banking & Finance	0	278,071	0	278,071
Industrials	0	670,240	0	670,240
Utilities	0	141,299	0	141,299
Convertible Bonds & Notes
Industrials	0	5,230	0	5,230
Utilities	0	11	0	11
Municipal Bonds & Notes
Illinois	0	16,362	0	16,362
Iowa	0	431	0	431
Virginia	0	1,396	0	1,396
West Virginia	0	16,671	0	16,671
U.S. Government Agencies	0	60,001	8,636	68,637
Non-Agency Mortgage-Backed Securities	0	201,690	0	201,690
Asset-Backed Securities	0	225,804	20,771	246,575
Sovereign Issues	0	57,545	0	57,545
Common Stocks
Communication Services	1,578	0	6	1,584
Energy	0	6	0	6
Financials	0	0	2,613	2,613
Industrials	1,485	0	13,024	14,509
Warrants
Communication Services	0	0	3,420	3,420
Information Technology	0	0	21,571	21,571
Preferred Securities
Banking & Finance	0	31,342	0	31,342
Industrials	0	1,102	32,218	33,320
Real Estate Investment Trusts
Real Estate	24,751	0	0	24,751
Short-Term Instruments
Repurchase Agreements	0	61,686	0	61,686
Short-Term Notes	0	359	0	359
Argentina Treasury Bills	0	6,577	0	6,577
U.S. Treasury Bills	0	20,363	0	20,363
U.S. Treasury Cash Management Bills	0	3,023	0	3,023
Total Investments	$27,814	$2,073,395	$162,807	$2,264,016
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,804	0	4,804
Over the counter	0	2,120	0	2,120
$0	$6,924	$0	$6,924
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,922)	0	(3,922)
Over the counter	0	(14,871)	0	(14,871)
$0	$(18,793)	$0	$(18,793)
Total Financial Derivative Instruments	$0	$(11,869)	$0	$(11,869)
Totals	$27,814	$2,061,526	$162,807	$2,252,147

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2020:
Category and Subcategory	Beginning Balance at 07/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$45,887	$53,434	$(24,733)	$77	$(17,319)	$13,656	$2,820	$(13,274)	$60,548	$126
U.S. Government Agencies	8,599	0	(37)	6	12	56	0	0	8,636	54
Non-Agency Mortgage-Backed Securities	4,804	0	0	10	0	(38)	0	(4,776)	0	0
Asset-Backed Securities	43,762	0	(22,978)	0	(4,750)	4,737	0	0	20,771	(732)
Common Stocks
Communication Services	7	0	0	0	0	(1)	0	0	6	0
Financials	0	2,613	0	0	0	0	0	0	2,613	0
Industrials	338	4,910	0	0	0	7,776	0	0	13,024	7,776

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2020 (Unaudited)

Real Estate	5,369	0	0	0	0	(322)	0	(5,047)	0	0
Warrants
Communication Services	0	0	0	0	0	0	3,420	0	3,420	0
Information Technology	0	9,795	0	0	0	11,776	0	0	21,571	11,776
Preferred Securities
Industrials	25,801	861	0	0	0	5,556	0	0	32,218	5,556
Totals	$134,567	$71,613	$(47,748)	$93	$(22,057)	$43,196	$6,240	$(23,097)	$162,807	$24,556
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 10/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$32,000	Market Based Approach			Recovery Value			100.000	—
		2,820	Other Valuation Techniques(2)			—			—	—
		5,440	Proxy Pricing			Base Price			99.701 - 100.510	100.503
		20,288	Third Party Vendor			Broker Quote			80.000 - 99.000	92.859
U.S. Government Agencies		8,636	Proxy Pricing			Base Price			61.250	—
Asset-Backed Securities		20,771	Proxy Pricing			Base Price			2,633.000 - 110,000.000	66,199.767
Common Stocks
Communication Services		6	Other Valuation Techniques(2)			—			—	—
Financials		2,613	Other Valuation Techniques(2)			—			—	—
Industrials		12,686	Market Based Approach			Discount Rate			12.500	—
		338	Other Valuation Techniques(2)			—			—	—
Warrants
Communication Services		3,420	Other Valuation Techniques(2)			—			—	—
Information Technology		21,571	Fundamental Valuation			Company Equity Value			$1,826,400.000	—
Preferred Securities
Industrials		32,218	Fundamental Valuation			Company Equity Value			$709,404,767.000	—
Total		$162,807
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotation directly from the broker-dealer or passed-through broker quote from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of October 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BYR	The Bank of Nova Scotia - Toronto	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
AUD	Australian Dollar	MXN	Mexican Peso	SEK	Swedish Krona
BRL	Brazilian Real	NOK	Norwegian Krone	USD (or $)	United States Dollar
CLP	Chilean Peso	PEN	Peruvian New Sol	ZAR	South African Rand
EUR	Euro

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding